(35) FINANCIAL INSTRUMENTS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Exchange shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Gain and loss on financial liabilities	R$ 127,102	R$ 37,421
Exchange rate | Exchange	4.03
Net financial costs for debts exposed to fixed indexes	R$ 52,075
Paulista Lajeado Energia S.A [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity interest	5.94%
Paulista Lajeado Energia S.A [Member] | Common Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares) | shares	28,154,140
Paulista Lajeado Energia S.A [Member] | Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares) | shares	18,593,070
Zero Cost Collar Derivative [Member] | CPFL Geracao [Member]
Disclosure of detailed information about financial instruments [line items]
Description of maturity date	Due dates between October 1, 2015 and September 30, 2020.
Description of exercise prices	The exercise prices of the dollar options vary from R$ 4.20 to R$ 4.40 for the put options and from R$ 5.40 to R$ 7.50 for the call options.
At Fair Value [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on fair value adjustments on Other Comprehensive Income - Derivatives related to debts measured at fair value	R$ 139,361
Gain (loss) on fair value adjustments on Other Comprehensive Income - Derivatives related to debts not measured at fair value	577
Gain (loss) on fair value adjustments on Other Comprehensive Income - Other derivatives	11,169
At Fair Value [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on financial liabilities	R$ 281,340	345,015	R$ 204,443
At Fair Value [member] | IFRS 9 [Member]
Disclosure of detailed information about financial instruments [line items]
Description of significant unobservable inputs	Volatility determined based on the average market pricing calculations, future dollar and other variables applicable to this specific transaction, with average variation of 13.22%.
Description of unobservable inputs and fair value (sensitivity)	A slight rise in long-term volatility, analyzed on an isolated basis, would result in an insignificant increase in fair value. If the volatility were 10% higher and all the other variables remained constant, the net carrying amount (asset) would increase by R$ 203, resulting in a net asset of R$ 5,623.
United States of America, Dollars | S.A. Brasil Bolsa Balcao [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange	4.12
Percentage of exchange rate depreciation	2.10%
United States of America, Dollars | Zero Cost Collar Derivative [Member] | CPFL Geracao [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	R$ 111,817	R$ 22,174
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange	1.00
Euro Member Countries, Euro | S.A. Brasil Bolsa Balcao [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange	4.72
Percentage of exchange rate depreciation	4.15%